Dividends Declared and Paid - Summary of Dividends Declared and Paid (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares	¥ 142,852		¥ 101,647	¥ 80,238
Dividend paid in cash	142,852	$ 20,635	101,647
Final dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares	¥ 142,852	$ 20,635	¥ 101,647